Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Weighted-Average Information Associated with Remaining Operating Lease Obligations
As of December 31, 2019, supplemental balance sheet information related to leases was as follows:

	Operating leases	Finance leases
Weighted average remaining lease term (years)	9.0	16.3
Weighted average discount rate	6.4%	6.5%

Maturities of Financing Lease Liabilities
As of December 31, 2019, maturities of operating and finance lease liabilities were as follows:

	Operating leases	Finance leases
2020	$9,113	$11,677
2021	8,337	11,677
2022	8,406	11,677
2023	8,468	11,677
2024	6,358	11,677
Thereafter	27,663	188,682
Total lease payments	$68,345	$247,067
Less imputed interest	(17,201)	(110,839)
Present value of lease liabilities	$51,144	$136,228
As of December 31, 2018, maturities of operating and finance lease liabilities were as follows:

	Operating leases	Finance leases
2019	$9,181	$2,359
2020	9,305	2,515
2021	9,201	2,681
2022	9,262	2,857
2023	9,337	3,046
Thereafter	35,243	105,327
Total lease payments	$81,529	$118,785

Maturities of Operating Lease Liabilities
As of December 31, 2019, maturities of operating and finance lease liabilities were as follows:

	Operating leases	Finance leases
2020	$9,113	$11,677
2021	8,337	11,677
2022	8,406	11,677
2023	8,468	11,677
2024	6,358	11,677
Thereafter	27,663	188,682
Total lease payments	$68,345	$247,067
Less imputed interest	(17,201)	(110,839)
Present value of lease liabilities	$51,144	$136,228
As of December 31, 2018, maturities of operating and finance lease liabilities were as follows:

	Operating leases	Finance leases
2019	$9,181	$2,359
2020	9,305	2,515
2021	9,201	2,681
2022	9,262	2,857
2023	9,337	3,046
Thereafter	35,243	105,327
Total lease payments	$81,529	$118,785